COMMON STOCK AND STOCK INCENTIVE PLANS (Stock-Based Compensation - Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Market value of shares as reported by NASDAQ ((in dollars per share)	$ 2.83
Unrecognized compensation cost related to unvested stock options and restricted stock and restricted stock units
Unrecognized compensation cost	$ 3.1
Expected weighted-average period of unrecognized cost	2 years 5 months 23 days
Stock options [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Weighted average remaining contractual life of options exercisable	2 years 6 months 29 days
Weighted average remaining contractual life of options expected to vest	4 years 6 months 11 days